CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2023
Capital Management
CAPITAL MANAGEMENT

18.	CAPITAL MANAGEMENT

The Company’s objectives when managing capital are:

●	to safeguard the Company’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, and

●	to provide an adequate return to shareholders through expansion correspondingly to the level of risk.

The Company considers its share capital, other shareholders’ equity, credit facility, and short-term loans to be its capital. As a part of its loan commitments, the Company is required to obtain authorization from the credit facility lender prior to obtaining further loans. The Company’s capital is currently not subject to any other external restrictions except those described in Note 8 and Note 13.

The Company sets the amount of capital in proportion to risk. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may issue new shares, sell assets, reduce debt or increase its debt.